Cover	Oct. 17, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 17, 2024
Entity File Number	000-56658
Entity Registrant Name	Eco Bright Future, Inc.
Entity Central Index Key	0001919182
Entity Tax Identification Number	87-2595314
Entity Incorporation, State or Country Code	WY
Entity Address, Address Line One	225 Ave Ponce De Leon
Entity Address, Address Line Two	PH 1521
Entity Address, City or Town	San Juan
Entity Address, Postal Zip Code	00907
City Area Code	727
Local Phone Number	692-3348
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false